Shareholder Report, Holdings (Details) - C000146106	Mar. 31, 2025
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
67066G104 | Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.10%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	1.60%
88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%